UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Stradley Ronon Stevens & Young 191 North Wacker Dr., Suite 1601 Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2018

Date of reporting period: 08/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.07%)
Agriculture, Foods, & Beverage (10.92%)
Archer-Daniels-Midland Co.	3,477,500	$175,266,000
Coca-Cola Co., The	2,054,600	91,573,522
Kellogg Co.	930,000	66,764,700
McCormick & Company Inc.	428,600	53,523,568
Nestle SA ADR	1,175,800	98,473,250
PepsiCo Inc.	641,400	71,843,214

		557,444,254

Banks (5.41%)
M&T Bank Corp.	213,400	37,803,810
Northern Trust Corp.	422,700	45,423,342
U.S. Bancorp	710,821	38,462,524
Wells Fargo & Co.	2,643,100	154,568,488

		276,258,164

Building Materials & Construction (2.26%)
Vulcan Materials Co.	1,039,200	115,143,360

Chemicals (5.17%)
Air Products & Chemicals Inc.	830,000	138,020,700
Croda International PLC	24,910	1,646,324
DowDuPont Inc.	293,834	20,606,578
International Flavors & Fragrances Inc.	525,000	68,402,250
Novozymes A/S B Shares	344,484	18,877,503
Versum Materials Inc.	415,000	16,512,850

		264,066,205

Computer Software & Services (5.88%)
Alphabet Inc. Class A (a)	112,635	138,743,793
Alphabet Inc. Class C (a)	5,916	7,206,812
Automatic Data Processing Inc.	109,900	16,127,825
Facebook Inc. Class A (a)	82,675	14,528,478
Microsoft Corp.	765,955	86,039,725
SAP SE	83,800	10,076,166
Texas Instruments Inc.	245,807	27,628,707

		300,351,506

Computers (7.41%)
Apple Inc.	1,287,217	293,009,206
International Business Machines Corp.	580,000	84,958,400

		377,967,606

Consumer & Marketing (6.17%)
AptarGroup Inc.	677,405	70,931,078
Colgate-Palmolive Co.	872,600	57,949,366
Procter & Gamble Co., The	1,765,155	146,419,607
Reckitt Benckiser Group PLC	163,469	13,894,551
Unilever NV New York Shares	451,152	25,932,217

		315,126,819

Electronic/Electrical Manufacturing (2.05%)
Emerson Electric Co.	729,400	55,966,862
General Electric Co.	3,744,419	48,452,782

		104,419,644

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.88%)
Berkshire Hathaway Inc. Class A (a)	142	$44,843,600
Berkshire Hathaway Inc. Class B (a)	143	29,847

		44,873,447

Health Care (17.05%)
Abbott Laboratories	847,500	56,646,900
AbbVie Inc.	847,500	81,343,050
Agilent Technologies Inc.	548,071	37,016,715
Amgen Inc.	190,085	37,980,884
Eli Lilly and Co.	997,000	105,333,050
Johnson & Johnson	2,481,600	334,246,704
Merck & Co. Inc.	296,750	20,354,083
Novo Nordisk A/S Sponsored ADR	357,416	17,574,145
Pfizer Inc.	2,239,031	92,964,567
Roche Holding AG Sponsored ADR	732,281	22,671,420
Zoetis Inc.	705,696	63,936,058

		870,067,576

Machinery & Manufacturing (10.86%)
3M Co.	564,000	118,958,880
ASML Holding NV NY Reg. Shares	364,933	74,829,512
Caterpillar Inc.	1,162,621	161,429,926
Deere & Co.	42,900	6,169,020
Donaldson Company Inc.	765,513	38,734,958
HNI Corp.	1,439,200	63,468,720
Illinois Tool Works Inc.	652,500	90,619,200

		554,210,216

Media & Broadcasting (5.99%)
Walt Disney Co., The	2,728,640	305,662,253

Mining & Metals (2.39%)
BHP Billiton PLC	941,859	20,063,484
Nucor Corp.	531,200	33,200,000
Rio Tinto PLC	476,280	22,583,760
Rio Tinto PLC ADR	907,200	43,572,816
South32 Ltd.	941,859	2,365,436

		121,785,496

Oil & Gas (9.16%)
Chevron Corp.	1,060,000	125,567,600
Exxon Mobil Corp.	2,615,200	209,660,584
Royal Dutch Shell PLC ADR Class A	456,900	29,803,587
Royal Dutch Shell PLC Class B	2,037,807	67,089,374
Schlumberger Ltd.	564,642	35,662,789

		467,783,934

Retailers (2.51%)
Walmart Inc.	1,339,100	128,366,126

Telecom & Telecom Equipment (2.85%)
AT&T Inc.	2,140,534	68,368,656
Corning Inc.	1,284,600	43,046,946
Verizon Communications Inc.	624,900	33,975,813

		145,391,415

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Transportation (1.62%)
GATX Corp.	190,700	$16,104,612
Union Pacific Corp.	442,075	66,585,337

		82,689,949

Utilities & Energy (0.49%)
Duke Energy Corp.	306,966	24,937,918

Total Common Stocks
(cost $1,616,911,350)		5,056,545,888

Short-term Investments (0.50%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.84% (b)	25,562,676	25,562,676

Total Short-term Investments
(cost $25,562,676)		25,562,676

TOTAL INVESTMENTS (99.57%)
(cost $1,642,474,026)		5,082,108,564
OTHER ASSETS, NET OF LIABILITIES (0.43%)		21,918,163

NET ASSETS (100.00%)		$5,104,026,727

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of August 31, 2018.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (66.39%)
Agriculture, Foods, & Beverage (6.47%)
Archer-Daniels-Midland Co.	940,561	$47,404,274
Campbell Soup Co.	26,000	1,025,700
Coca-Cola Co., The	410,000	18,273,700
Kellogg Co.	310,000	22,254,900
Nestle SA ADR	319,174	26,730,823
PepsiCo Inc.	110,100	12,332,301

		128,021,698

Banks (3.90%)
M&T Bank Corp.	58,300	10,327,845
Northern Trust Corp.	104,700	11,251,062
U.S. Bancorp	218,145	11,803,826
Wells Fargo & Co.	747,600	43,719,648

		77,102,381

Building Materials & Construction (0.90%)
Vulcan Materials Co.	160,200	17,750,160

Chemicals (4.14%)
Air Products & Chemicals Inc.	230,000	38,246,700
DowDuPont Inc.	238,358	16,716,047
International Flavors & Fragrances Inc.	120,000	15,634,800
Novozymes A/S B Shares	124,350	6,814,300
Versum Materials Inc.	115,000	4,575,850

		81,987,697

Computer Software & Services (5.63%)
Alphabet Inc. Class A (a)	36,687	45,191,047
Alphabet Inc. Class C (a)	3,559	4,335,538
Automatic Data Processing Inc.	47,400	6,955,950
Facebook Inc. Class A (a)	49,575	8,711,815
Microsoft Corp.	173,470	19,485,885
SAP SE	52,800	6,348,706
Texas Instruments Inc.	182,262	20,486,249

		111,515,190

Computers (4.78%)
Apple Inc.	318,176	72,426,403
International Business Machines Corp.	152,100	22,279,608

		94,706,011

Consumer & Marketing (4.06%)
AptarGroup Inc.	134,100	14,041,611
Colgate-Palmolive Co.	80,000	5,312,800
Procter & Gamble Co., The	477,700	39,625,215
Reckitt Benckiser Group PLC	65,387	5,557,770
Unilever NV New York Shares	276,106	15,870,573

		80,407,969

Electronic/Electrical Manufacturing (0.90%)
Emerson Electric Co.	98,600	7,565,578
General Electric Co.	796,300	10,304,122

		17,869,700

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.55%)
Berkshire Hathaway Inc. Class A (a)	34	$10,737,200
Berkshire Hathaway Inc. Class B (a)	533	111,248

		10,848,448

Health Care (9.82%)
Abbott Laboratories	146,675	9,803,757
AbbVie Inc.	92,000	8,830,160
Agilent Technologies Inc.	143,787	9,711,374
Amgen Inc.	70,750	14,136,558
Eli Lilly and Co.	212,000	22,397,800
Johnson & Johnson	417,700	56,260,013
Medtronic PLC	21,600	2,082,456
Merck & Co. Inc.	103,200	7,078,488
Novo Nordisk A/S Sponsored ADR	153,404	7,542,875
Pfizer Inc.	728,140	30,232,373
Roche Holding AG Sponsored ADR	179,815	5,567,072
Zoetis Inc.	229,495	20,792,247

		194,435,173

Machinery & Manufacturing (6.53%)
3M Co.	124,600	26,280,632
ASML Holding NV NY Reg. Shares	82,440	16,904,322
Caterpillar Inc.	262,400	36,434,240
Deere & Co.	72,202	10,382,648
Donaldson Company Inc.	279,017	14,118,260
HNI Corp.	160,000	7,056,000
Illinois Tool Works Inc.	130,600	18,137,728

		129,313,830

Media & Broadcasting (6.04%)
Lee Enterprises Inc. (a)	84,000	239,400
Walt Disney Co., The	1,065,995	119,412,760

		119,652,160

Mining & Metals (2.66%)
BHP Billiton PLC	169,900	3,619,211
Nucor Corp.	436,800	27,300,000
Rio Tinto PLC	153,825	7,293,917
Rio Tinto PLC ADR	293,000	14,072,790
South32 Ltd.	169,900	426,696

		52,712,614

Oil & Gas (5.56%)
Chevron Corp.	288,000	34,116,480
Enbridge Inc.	78,375	2,678,074
Exxon Mobil Corp.	512,400	41,079,108
Royal Dutch Shell PLC ADR Class A	216,400	14,115,772
Royal Dutch Shell PLC Class B	163,579	5,385,403
Schlumberger Ltd.	201,727	12,741,077

		110,115,914

Retailers (1.34%)
Walmart Inc.	276,700	26,524,462

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (1.80%)
AT&T Inc.	533,359	$17,035,486
Corning Inc.	372,300	12,475,770
Verizon Communications Inc.	112,490	6,116,081

		35,627,337

Transportation (1.01%)
GATX Corp.	68,200	5,759,490
Union Pacific Corp.	95,035	14,314,172

		20,073,662

Utilities & Energy (0.30%)
Duke Energy Corp.	72,333	5,876,333

Total Common Stocks
(cost $442,008,106)		1,314,540,739

	Principal amount	Value
Corporate Bonds (19.15%)
Aerospace/Defense (0.82%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$988,896
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	980,437
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,006,502
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	987,519
Boeing Co.
2.850%, 10/30/2024	1,000,000	973,513
General Dynamics Corp.
2.375%, 11/15/2024	500,000	472,583
Raytheon Co.
3.150%, 12/15/2024	1,000,000	993,966
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	953,062
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	963,031
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	980,555
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	984,947
Boeing Co.
2.250%, 06/15/2026	500,000	457,346
General Dynamics Corp.
2.125%, 08/15/2026	500,000	452,261
United Technologies Corp.
2.650%, 11/01/2026	500,000	454,495
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	965,920
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	940,354
General Dynamics Corp.
2.625%, 11/15/2027	500,000	465,362
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	948,517
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,218,420

		16,187,686

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (1.56%)
Coca-Cola Co., The
2.450%, 11/01/2020	$1,000,000	$991,707
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,039,700
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	984,548
Sysco Corp.
2.600%, 06/12/2022	1,000,000	971,336
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	946,255
Kellogg Co.
2.750%, 03/01/2023	1,000,000	965,732
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,260,279
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,012,167
General Mills Inc.
3.650%, 02/15/2024	1,000,000	993,433
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,022,576
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	971,486
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,010,636
Hershey Co.
3.200%, 08/21/2025	1,000,000	983,259
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	966,759
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	956,690
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	467,618
Sysco Corp.
3.300%, 07/15/2026	1,000,000	960,605
Hershey Co.
2.300%, 08/15/2026	1,000,000	913,014
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	915,016
Danone SA (b)
2.947%, 11/02/2026	1,000,000	925,843
General Mills Inc.
3.200%, 02/10/2027	1,000,000	934,805
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	477,143
Sysco Corp.
3.250%, 07/15/2027	500,000	474,654
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,437,611
Kellogg Co.
3.400%, 11/15/2027	1,000,000	948,133

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
JM Smucker Co.
3.375%, 12/15/2027	$1,500,000	$1,412,250
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	963,945
General Mills Inc.
4.200%, 04/17/2028	1,000,000	998,186
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,013,100
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,009,876

		30,928,362

Automotive (0.61%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	499,891
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	999,590
2.100%, 01/17/2019	500,000	499,249
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	492,975
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	988,815
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	969,864
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	961,953
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	480,081
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	974,681
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	467,338
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	910,896
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	967,612
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	962,863
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	991,825
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	987,078

		12,154,711

Banks (1.13%)
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	999,360
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	499,402
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	998,641
Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	999,974
State Street Corp.
2.550%, 08/18/2020	1,000,000	993,797

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
PNC Bank NA
2.450%, 11/05/2020	$500,000	$492,851
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	996,125
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	973,087
PNC Bank NA
2.150%, 04/29/2021	1,000,000	975,245
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	993,005
3.700%, 01/30/2024	500,000	506,823
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,008,947
State Street Corp.
3.300%, 12/16/2024	1,000,000	991,142
PNC Bank NA
3.250%, 06/01/2025	500,000	490,164
State Street Corp.
3.550%, 08/18/2025	500,000	502,894
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	938,499
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	474,772
State Street Corp.
2.650%, 05/19/2026	1,000,000	939,707
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	915,915
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	460,370
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,402,385
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	964,303
PNC Bank NA
3.100%, 10/25/2027	1,000,000	953,414
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	1,970,082
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,019,510

		22,460,414

Chemicals (0.47%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	977,676
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	976,516
Praxair Inc.
2.700%, 02/21/2023	1,000,000	978,715
3.200%, 01/30/2026	1,000,000	983,306
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	923,969
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	932,575
3.250%, 12/01/2027	1,500,000	1,450,874
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,000,710

		9,224,341

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	$2,000,000	$1,991,962

Computer Software & Services (0.83%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,000,293
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	494,776
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	1,937,130
Intel Corp.
2.700%, 12/15/2022	1,000,000	984,968
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,866,461
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,016,998
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,013,998
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	998,303
Intel Corp.
2.600%, 05/19/2026	1,000,000	937,536
Oracle Corp.
2.650%, 07/15/2026	1,000,000	933,954
Microsoft Corp.
2.400%, 08/08/2026	500,000	465,442
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	910,034
Microsoft Corp.
3.300%, 02/06/2027	500,000	495,676
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	940,541
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	476,925
Oracle Corp.
3.250%, 11/15/2027	1,000,000	968,696

		16,441,731

Computers (0.25%)
International Business Machines Corp.
1.875%, 05/15/2019	3,000,000	2,985,285
1.625%, 05/15/2020	2,000,000	1,961,072

		4,946,357

Consumer & Marketing (0.86%)
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	998,812
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	497,527

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
4.250%, 02/10/2021	$1,000,000	$1,029,273
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	481,943
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	978,511
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	978,401
2.100%, 05/01/2023	2,000,000	1,909,808
NIKE Inc.
2.250%, 05/01/2023	500,000	480,717
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	955,369
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	977,240
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	968,693
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	478,857
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	945,373
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	448,984
NIKE Inc.
2.375%, 11/01/2026	1,000,000	917,387
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	477,341
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	936,846
Clorox Co.
3.100%, 10/01/2027	500,000	473,616
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,002,783
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,006,308

		16,943,789

Electronic/Electrical Manufacturing (0.64%)
Emerson Electric Co.
5.250%, 10/15/2018	500,000	501,611
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,035,728
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	985,420
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	493,407
General Electric Co.
2.700%, 10/09/2022	1,000,000	975,216
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	970,392

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.
3.375%, 03/11/2024	$1,000,000	$990,380
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	978,977
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	971,291
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	910,797
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,861,056
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,014,742

		12,689,017

Financial Services (0.42%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	485,389
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,036,827
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	285,786
Visa Inc.
2.800%, 12/14/2022	1,000,000	986,212
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	990,195
3.625%, 05/13/2024	500,000	501,282
3.125%, 01/23/2025	1,000,000	963,522
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	723,291
Visa Inc.
3.150%, 12/14/2025	1,000,000	979,750
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	964,984
Mastercard Inc.
2.950%, 11/21/2026	500,000	480,726

		8,397,964

Health Care (2.18%)
Bayer US Finance II LLC (b)
1.850%, 11/15/2018	500,000	499,237
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	997,357
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	998,852
Amgen Inc.
2.200%, 05/22/2019	1,000,000	996,978
AstraZeneca PLC
1.950%, 09/18/2019	500,000	495,932
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	988,853
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	973,006
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	981,009

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	$1,300,000	$1,221,970
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,435,856
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	975,328
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	971,336
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	984,453
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	977,226
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,969,720
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,011,392
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,504,230
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,012,812
Stryker Corp.
3.375%, 05/15/2024	1,000,000	990,170
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,006,013
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	959,494
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	958,462
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	967,170
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	914,448
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	960,857
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	1,942,428
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	972,847
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	967,333
Johnson & Johnson
2.450%, 03/01/2026	500,000	473,095
Stryker Corp.
3.500%, 03/15/2026	1,000,000	980,934
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	472,397
Amgen Inc.
2.600%, 08/19/2026	1,000,000	914,923
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	922,303
Medtronic Global Holdings
3.350%, 04/01/2027	1,000,000	983,623
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	485,944
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	941,202

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.200%, 11/02/2027	$1,000,000	$947,291
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	1,928,226
Stryker Corp.
3.650%, 03/07/2028	1,000,000	979,753
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,034,490
Sanofi
3.625%, 06/19/2028	1,500,000	1,511,504

		43,210,454

Machinery & Manufacturing (0.77%)
3M Co.
1.625%, 06/15/2019	2,000,000	1,985,448
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,000,403
Danaher Corp.
2.400%, 09/15/2020	500,000	494,080
Caterpillar Inc.
3.900%, 05/27/2021	500,000	512,835
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	493,981
Deere & Co.
2.600%, 06/08/2022	1,000,000	981,999
Covidien International
3.200%, 06/15/2022	1,000,000	995,540
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	972,588
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,005,782
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,496,333
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	995,413
3M Co.
3.000%, 08/07/2025	1,000,000	985,047
Dover Corp.
3.150%, 11/15/2025	1,000,000	963,500
3M Co.
2.250%, 09/19/2026	500,000	458,785
Eaton Corp.
3.103%, 09/15/2027	1,000,000	943,334
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	959,779

		15,244,847

Media & Broadcasting (0.30%)
Walt Disney Co., The
1.850%, 05/30/2019	2,000,000	1,988,094
Comcast Corp.
3.125%, 07/15/2022	1,000,000	993,503
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	981,377
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,000,417
2.350%, 01/15/2027	1,000,000	887,871

		5,851,262

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (0.14%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	$1,000,000	$1,001,896
Alcoa Inc.
5.870%, 02/23/2022	756,000	785,938
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,007,988

		2,795,822

Oil & Gas (1.41%)
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,037,512
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,032,847
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	996,311
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,017,380
Total Capital International SA
2.750%, 06/19/2021	1,000,000	993,607
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	1,929,070
Shell International Finance
2.375%, 08/21/2022	1,000,000	972,985
Total Capital International SA
2.700%, 01/25/2023	1,000,000	975,692
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,947,466
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,000,257
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	488,068
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,014,117
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	1,997,408
2.709%, 03/06/2025	1,000,000	963,048
Shell International Finance
3.250%, 05/11/2025	1,000,000	986,910
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	499,890
Chevron Corp.
3.326%, 11/17/2025	1,000,000	990,778
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,051,203
Shell International Finance
2.875%, 05/10/2026	1,000,000	957,788
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	946,646
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,012,602
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,008,067

		27,819,652

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (1.09%)
Home Depot Inc.
2.250%, 09/10/2018	$1,000,000	$1,000,030
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	999,221
Target Corp.
2.300%, 06/26/2019	1,000,000	997,748
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,028,142
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	993,232
Home Depot Inc.
2.625%, 06/01/2022	500,000	492,938
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	995,140
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	976,022
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,007,788
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	501,267
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	975,063
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	996,402
Target Corp.
3.500%, 07/01/2024	1,000,000	1,015,845
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	995,936
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	989,482
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	965,270
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	924,349
Target Corp.
2.500%, 04/15/2026	1,000,000	932,702
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	913,137
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	963,824
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	965,909
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	994,923

		21,624,370

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (0.70%)
AT&T Inc.
2.375%, 11/27/2018	$1,000,000	$999,442
2.300%, 03/11/2019	1,000,000	998,094
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	957,310
AT&T Inc.
3.000%, 02/15/2022	2,000,000	1,967,244
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	963,252
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	962,817
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	970,263
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,022,092
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,024,167
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	504,539
2.950%, 02/28/2026	500,000	482,743
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	906,375
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	994,389
Verizon Communications Inc. (b)
4.329%, 09/21/2028	1,012,000	1,018,861

		13,771,588

Transportation (0.76%)
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	998,460
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	496,718
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	972,133
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,481,919
Union Pacific Corp.
2.750%, 04/15/2023	500,000	486,466
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,015,475
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,015,875
Union Pacific Corp.
3.250%, 08/15/2025	500,000	486,935
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,897,782
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	936,534
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	473,780
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	460,340
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	952,218

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Norfolk Southern Corp.
3.150%, 06/01/2027	$500,000	$476,988
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	1,924,580
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,008,197

		15,084,400

Utilities & Energy (4.11%)
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	999,765
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,498,464
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	993,639
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	501,318
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,029,506
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	497,006
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	967,509
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	985,847
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	987,809
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	979,354
Detroit Edison Co.
2.650%, 06/15/2022	500,000	488,731
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	961,861
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	977,917
Northern States Power Co.
2.150%, 08/15/2022	500,000	479,097
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	942,715
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	978,078
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	967,468
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	962,002
Tampa Electric Co.
2.600%, 09/15/2022	500,000	484,964
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	481,720
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	963,707
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	974,935
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,920,228

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power & Light Co.
2.750%, 06/01/2023	$2,000,000	$1,960,946
Pacificorp
2.950%, 06/01/2023	1,000,000	983,292
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	968,292
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,002,701
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	998,420
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,017,173
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,000,038
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	503,625
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,004,529
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,006,671
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	997,346
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,017,372
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,007,890
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	992,024
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	982,037
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	990,258
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	943,412
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	487,336
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	959,057
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	967,293
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	949,400
Southern California Gas Co.
3.200%, 06/15/2025	500,000	487,656
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	983,297
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	972,025
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	487,564
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	985,535
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	973,640

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
3.250%, 11/15/2025	$1,000,000	$971,442
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	982,373
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	970,182
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	976,906
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	952,491
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	926,448
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	929,313
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	927,692
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	930,445
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	927,476
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	932,422
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	459,271
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	904,463
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	481,795
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	471,594
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	959,117
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	960,212
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	969,474
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	479,242
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	964,566
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	955,319
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	948,439
Union Electric Co.
2.950%, 06/15/2027	1,000,000	952,735
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	475,252
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	473,109
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	952,212
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	959,828

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
3.300%, 12/01/2027	$1,000,000	$918,555
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	987,153
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	991,025
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,010,772
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,008,499
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,015,733
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,016,390
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,011,689
AEP Texas Inc. (b)
3.950%, 06/01/2028	1,000,000	1,007,685

		81,413,788

Total Corporate Bonds
(cost $387,188,598)		379,182,517

Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	957,443
Province of Ontario
2.500%, 04/27/2026	1,000,000	951,005

Total Foreign Government Bonds
(cost $1,994,746)		1,908,448

Government Agency Securities (c) (4.78%)
Agency Commercial Mortgage-Backed Securities (4.60%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	9,934,550
Series K029, Class A1
2.839%, 10/25/2022	5,687,869	5,670,219
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	1,963,892
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	975,967
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	1,947,282
Series K724, Class A2
3.062%, 11/25/2023	500,000	499,438
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	2,986,428
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,485,102
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	1,963,240
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	1,978,680
Series K054, Class A2
2.745%, 01/25/2026	500,000	484,180

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K055, Class A2
2.673%, 03/25/2026	$2,000,000	$1,924,336
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	1,902,082
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	1,905,464
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,433,658
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,481,034
Series K060, Class A2
3.300%, 10/25/2026	1,500,000	1,498,551
Series K061, Class A2
3.347%, 11/25/2026	2,000,000	2,004,680
Series K062, Class A2
3.413%, 12/25/2026	1,500,000	1,509,447
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,015,032
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,479,598
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	1,984,490
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,503,362
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,027,508
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	994,767
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,526,669
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,076,084
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	3,450,689	3,407,203
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	948,727
Series 2015-M11, Class A2
2.936%, 04/25/2025	2,000,000	1,960,908
Series 2015-M17, Class A2
3.035%, 11/25/2025	1,000,000	981,033
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	942,711
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	928,763
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,867,198
Series 2016-M12, Class A2
2.529%, 09/25/2026	2,000,000	1,872,198
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	942,949
Series 2016-M13, Class A2
2.560%, 09/25/2026	1,000,000	938,346
Series 2017-M1, Class A2
2.498%, 10/25/2026	2,500,000	2,337,890
Series 2017-M4, Class A2
2.683%, 12/25/2026	2,500,000	2,361,195

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2017-M3, Class A2
2.568%, 12/25/2026	$2,000,000	$1,878,112
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	1,931,118
Series 2017-M2, Class A2
2.878%, 02/25/2027	1,000,000	958,621
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	1,947,144
Series 2018-M1, Class A2
3.086%, 12/25/2027	2,000,000	1,932,178
Series 2018-M2, Class A2
2.999%, 01/25/2028	2,000,000	1,921,772
Series 2018-M4, Class A2
3.144%, 03/25/2028	1,500,000	1,456,944
Series 2018-M7, Class A2
3.150%, 03/25/2028	1,500,000	1,454,271

		91,125,021

Agency Notes & Bonds (0.18%)
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,499,420
3.875%, 02/15/2021	2,000,000	2,051,724

		3,551,144

Total Government Agency Securities
(cost $97,359,774)		94,676,165

U.S. Treasury Obligations (8.29%)
U.S. Treasury Notes
3.750%, 11/15/2018	10,000,000	10,032,280
3.125%, 05/15/2019	10,000,000	10,050,390
3.625%, 08/15/2019	10,000,000	10,105,860
3.375%, 11/15/2019	10,000,000	10,097,270
3.625%, 02/15/2020	10,000,000	10,146,090
3.500%, 05/15/2020	20,000,000	20,289,840
1.375%, 10/31/2020	5,000,000	4,866,795
3.625%, 02/15/2021	10,000,000	10,222,270
2.000%, 02/28/2021	5,000,000	4,918,945
2.000%, 11/15/2021	25,000,000	24,461,925
2.500%, 08/15/2023	10,000,000	9,888,670
2.750%, 11/15/2023	10,000,000	10,000,390
2.500%, 05/15/2024	5,000,000	4,928,125
2.000%, 02/15/2025	15,000,000	14,292,780
2.750%, 02/15/2028	10,000,000	9,910,550

Total U.S. Treasury Obligations
(cost $164,995,859)		164,212,180

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

Shares		Value
Short-term Investments (0.81%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.84% (d)	15,987,862	$15,987,862

Total Short-term Investments
(cost $ 15,987,862)		15,987,862

TOTAL INVESTMENTS (99.52%)
(cost $ 1,109,534,945)		1,970,507,911
OTHER ASSETS, NET OF LIABILITIES (0.48%)		9,490,120

NET ASSETS (100.00%)		$1,979,998,031

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the value of these securities amounted to $30,120,145 or 1.52% of net assets.

(c)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	Rate shown is the 7-day yield as of August 31, 2018.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2018

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.23%)
U.S. Treasury Notes
1.375%, 11/30/2018	$10,000,000	$9,982,200
1.375%, 12/31/2018	10,000,000	9,974,200
1.250%, 01/31/2019	10,000,000	9,959,770
1.375%, 02/28/2019	10,000,000	9,956,250
1.500%, 03/31/2019	10,000,000	9,955,470
1.125%, 05/31/2019	10,000,000	9,908,200
1.250%, 10/31/2019	15,000,000	14,785,545
1.375%, 01/31/2020	10,000,000	9,837,890
1.375%, 02/29/2020	5,000,000	4,912,305
1.375%, 03/31/2020	5,000,000	4,906,250
1.125%, 04/30/2020	5,000,000	4,880,860
1.500%, 05/31/2020	5,000,000	4,905,470
1.875%, 06/30/2020	10,000,000	9,869,530
1.625%, 07/31/2020	5,000,000	4,906,835
1.375%, 08/31/2020	5,000,000	4,878,320
2.125%, 01/31/2021	10,000,000	9,873,440
1.375%, 04/30/2021	10,000,000	9,667,190
2.000%, 05/31/2021	10,000,000	9,819,920
1.125%, 07/31/2021	5,000,000	4,781,445
2.000%, 08/31/2021	5,000,000	4,900,195
2.000%, 10/31/2021	7,500,000	7,340,333
1.875%, 11/30/2021	10,000,000	9,742,190
1.500%, 01/31/2022	10,000,000	9,606,250
1.750%, 02/28/2022	10,000,000	9,680,470
1.750%, 03/31/2022	10,000,000	9,670,700
1.750%, 04/30/2022	5,000,000	4,831,445
1.750%, 05/15/2022	10,000,000	9,659,380
1.625%, 08/15/2022	8,500,000	8,151,033
1.750%, 09/30/2022	5,000,000	4,811,720
1.875%, 10/31/2022	2,000,000	1,932,812
2.000%, 11/30/2022	2,500,000	2,426,855
2.000%, 02/15/2023	5,000,000	4,846,875
1.625%, 04/30/2023	5,000,000	4,758,010
1.625%, 05/31/2023	10,000,000	9,507,810
1.375%, 06/30/2023	5,000,000	4,693,750
1.250%, 07/31/2023	5,000,000	4,659,180
2.500%, 08/15/2023	5,000,000	4,944,335
1.375%, 09/30/2023	5,000,000	4,675,780
1.625%, 10/31/2023	5,000,000	4,730,078
2.125%, 11/30/2023	10,000,000	9,694,140
2.250%, 01/31/2024	5,000,000	4,871,875
2.750%, 02/15/2024	5,000,000	4,996,875
2.125%, 02/29/2024	5,000,000	4,837,500
2.125%, 03/31/2024	3,000,000	2,900,625
2.000%, 04/30/2024	5,000,000	4,798,440
2.500%, 05/15/2024	6,500,000	6,406,563
2.375%, 08/15/2024	5,000,000	4,887,695
2.250%, 10/31/2024	2,500,000	2,424,513

Total U.S. Treasury Obligations
(cost $336,846,468)		329,148,517

Shares		Value
Short-term Investments (2.43%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.84% (a)	8,207,285	$8,207,285

Total Short-term Investments
(cost $ 8,207,285)		8,207,285

TOTAL INVESTMENTS (99.66%)
(cost $ 345,053,753)		337,355,802
OTHER ASSETS, NET OF LIABILITIES (0.34%)		1,160,600

NET ASSETS (100.00%)		$338,516,402

(a)	Rate shown is the 7-day yield as of August 31, 2018.

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.73%)
Alabama (2.26%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	NR	$1,030,000	$1,044,163
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	Aa3	1,145,000	1,171,060
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	600,848
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	620,328
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	643,845
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	532,580
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,044,234
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	673,773
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	314,461
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,207,267
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	974,277
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	701,595
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,302,932
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,000,476
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,743,007

					15,574,846

Alaska (1.74%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,003,777
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,227,533
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,116,659
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,070,769
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,431,061
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,122,199
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,471,262
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,149,424
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,369,134

					11,961,818

Arizona (4.31%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	509,920
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,293,111
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,081,544
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	513,530
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,030,350
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	590,440
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	554,530
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	512,751
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,111,010

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	$1,000,000	$1,027,060
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,083,620
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	960,569
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,306,518
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA	1,500,000	1,527,150
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,173,537
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,820,394
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,027,060
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,245,420
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	618,181
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	587,799
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	837,545
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,110,900
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	445,148
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,184,964
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,009,730
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.000%	01/01/2032	AA	500,000	505,540

					29,668,321

Arkansas (2.99%)
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.125%	10/01/2022	Aa3	100,000	100,264
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,233,640
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2024	Aa3	335,000	335,915
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,402,067
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,021,976
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,250,800
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	915,000	917,333
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2028	NR	585,000	586,580
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	418,994
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,018,030
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,862,173
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.500%	10/01/2030	Aa3	500,000	501,455

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	$785,000	$898,707

					20,547,934

California (4.60%)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,906,235
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	259,976
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,190,341
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,370,153
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,242,076
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,070,920
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	843,141
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	759,495
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,627,334
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,027,625
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,259,948
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,787,135
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,920,787
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	586,456
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,207,183
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,738,832
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	2,974,650
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	431,172
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	737,348
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	535,675
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	731,610
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	552,075
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	590,909
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	644,628
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	231,390

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	$355,000	$409,986
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	461,136
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	574,715

					31,672,931

Colorado (2.01%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	212,196
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	988,533
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,420,846
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	358,448
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	210,550
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,095,140
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	202,952
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	2,946,150
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	495,206
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,053,560
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,879,825

					13,863,406

Connecticut (3.48%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	501,370
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	537,138
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	127,451
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	511,405
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	611,202
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,524,421
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,005,120
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,001,600
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	18,000,000	17,128,800

					23,948,507

Florida (3.17%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	1,000,000	1,002,490
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,223
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,439,276
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,195,810
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	628,668
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,486,486
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,241,803

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	$365,000	$398,492
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,318,457
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	218,352
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,132,780
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,649,979
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100) (b)	5.000%	10/01/2026	Aa2	2,000,000	2,005,100
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	449,788
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,410,065
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	572,211
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	833,123
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	863,588
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	861,045

					21,817,736

Georgia (1.49%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	206,644
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	260,303
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,205,286
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	646,475
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,073,030
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,778,275
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	771,218
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,013,080
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,016,740
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,300,000

					10,271,051

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,026,960
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	575,000	641,522

					2,668,482

Idaho (0.60%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,086,294
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	471,130
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	277,085
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	287,735

					4,122,244

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (0.48%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	$1,200,000	$1,243,968
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,073,280

					3,317,248

Indiana (3.54%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	131,039
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	938,938
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	A+	2,075,000	2,160,615
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	248,268
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,177,858
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2022	AA-	500,000	505,940
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	195,414
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2023	AA-	1,060,000	1,072,593
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	228,511
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	223,436
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,605,842
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,381,911
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	923,400
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,290,706
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,193,044
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,287,818
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	548,780
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	545,550
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,071,730
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	227,544
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,172,400
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,414,780
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	786,863

					24,332,980

Iowa (3.36%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	1,994,356
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	268,130
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,405,195
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	2,001,242
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	503,790
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,143,560

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	$2,445,000	$2,472,604
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,035,204
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,624,876
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,182,837
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,731,890
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,023,060
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	943,065
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,041,390
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,775,328

					23,146,527

Kansas (3.52%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,014,060
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,069,800
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,115,000
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,220,000
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,776,058
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,491,624
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,021,780
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,211,140
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,422,225
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	5,868,800

					24,210,487

Kentucky (1.25%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,047,609
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,835,162
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,162,847
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,548,882

					8,594,500

Maine (0.43%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	2,929,590

Maryland (0.83%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,143,703
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,525,170

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	$2,000,000	$2,025,160

					5,694,033

Massachusetts (0.63%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,169,120
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,176,700

					4,345,820

Michigan (3.72%)
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	443,485
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,027,920
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	458,261
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	724,178
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	297,712
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	495,846
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,532,119
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	433,036
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	649,554
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,022,072
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	746,494
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,383,228
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,366,936
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,425,511
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,070,952
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,129,360
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	535,245
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,148,202
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	784,973
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	864,396

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	$300,000	$319,833
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	682,356
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	792,897
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,243,132

					25,577,698

Minnesota (1.83%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	2,989,198
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	190,813
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,814,902
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,024,930
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	3,960,167
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,623,613

					12,603,623

Mississippi (1.34%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,041,240
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,637,654
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,042,480
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,502,078

					9,223,452

Missouri (1.84%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	469,386
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,184,644
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,044,760
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	501,805
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	430,168
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	453,904
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	386,591
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	397,955
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,049,500
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,616,975

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	$1,000,000	$1,119,850

					12,655,538

Montana (1.75%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	908,891
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	526,790
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,078,897
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,081,266
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,146,564
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	637,112
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	555,714
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	842,849
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	932,150
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	601,838
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,222,008
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	897,162
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	616,578

					12,047,819

Nebraska (2.07%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,365,955
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,706,156
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,095,220
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	148,674
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	195,982
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,098,962
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	163,443
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	287,930
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	765,551
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	270,293
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	298,337
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	349,395
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	791,077
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,058,042

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	$565,000	$636,083

					14,231,100

Nevada (0.47%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,212,292

New Jersey (3.16%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,311,965
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,901,729
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,585,338
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,137,049
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	323,250
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	771,698
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,796,779
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	707,057
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	803,483
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	621,972
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	500,163
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,492,430
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,445,851
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,066,680
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,200,557
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,070,900

					21,736,901

New Mexico (4.56%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,563,490
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,561,815
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	2,000,000	2,072,460
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa2	2,450,000	2,542,120
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,026,622
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,053,423
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,273,421
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	714,096
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	919,170
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	736,596
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	926,964

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	$1,515,000	$1,538,649
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	758,843
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	935,847
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,530,483
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	780,825
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,200,522
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,064,100
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa2	1,800,000	2,111,504
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa2	2,600,000	3,040,258

					31,351,208

New York (1.41%)
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	A3	3,000,000	3,078,600
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	460,612
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,386,460
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,809,875

					9,735,547

North Carolina (1.50%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,005,910
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,016,590
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,047,830
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,016,200
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,036,710
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,277,833
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	800,205
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	301,374
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,793,599

					10,296,251

North Dakota (1.07%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,045,630
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	871,576
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	855,047
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	845,078
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,685,932
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,008,149

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	$1,060,000	$1,042,001

					7,353,413

Ohio (3.98%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,127,950
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,051,353
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,299,256
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	678,183
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	531,043
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,548,232
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	882,750
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,017,600
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	197,727
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,340,463
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,120,300
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,702,204
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	253,748
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	899,040
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	225,134
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,496,829
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	250,966
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	380,940
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	798,225
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	233,864
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	371,018
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,680,450
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	232,969

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	$1,750,000	$1,853,863
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	396,199
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	390,010
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	420,644
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,053,720
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	916,493

					27,351,173

Oklahoma (1.37%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,577,075
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,022,980
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,069,348
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,744,860

					9,414,263

Oregon (1.53%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,036,370
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	397,224
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,392,098
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	672,436
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	399,728
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	395,926
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,364,610
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,845,750
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	Aa1	2,000,000	2,052,460

					10,556,602

Pennsylvania (1.61%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,701,541
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	440,152
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,647,535
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,947,202
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	400,361
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	365,993
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	325,914

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	$1,500,000	$1,649,805
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,586,007

					11,064,510

South Carolina (1.46%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,484,296
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,768,716
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	362,430
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	383,076
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	391,370
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	545,532
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,138,319
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,382,156
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	557,310

					10,013,205

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	258,498

Tennessee (2.03%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,062,474
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	670,989
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA+	2,760,000	2,955,077
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	685,202
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,149,985
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	927,345
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,200,713
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	756,523
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	781,470
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	804,365
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	832,635
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	915,898
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,204,643

					13,947,319

Texas (3.72%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,033,120

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	$1,000,000	$1,031,800
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,501,505
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,078,640
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,689,709
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,744,315
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	960,000	948,307
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	Aa3	3,000,000	3,021,780
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,629,514
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,015,250
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,383,404
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,065,640
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,620,401
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,797,967

					25,561,352

Utah (1.04%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	422,124
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	617,742
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,300,068
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,680,800
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,064,160
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,060,920

					7,145,814

Vermont (0.22%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	A2	175,000	202,286
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	A2	190,000	218,734
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	A2	255,000	292,850
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	A2	265,000	303,348
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	A2	440,000	500,416

					1,517,634

Virginia (1.32%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,530,855
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,114,929
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	345,408
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,022,500

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	$650,000	$696,865
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,278,156
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,106,360

					9,095,073

Washington (6.52%)
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	346,871
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	641,229
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	561,696
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,999,631
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	243,032
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,896,060
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,357,979
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,335,184
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,016,520
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,143,960
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,683,425
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	359,748
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	413,280
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,178,835
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,122,765
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	357,693
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,091,670
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,114,980
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,012,240
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,758,066
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,104,362
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,735,450
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,336,943
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	892,164
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,330,150
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,156,147
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	540,070
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,130,615

					44,860,765

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (1.56%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	$2,510,000	$2,724,655
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,470,688
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,171,278
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	381,017
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	120,714
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,301,317
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	591,802

					10,761,471

Wisconsin (4.53%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	176,918
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	845,096
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	288,124
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	316,785
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,023,660
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,056,400
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	892,686
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,545,923
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,012,218
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	363,627
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	292,496
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	423,328
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	AA+	3,000,000	3,153,870
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,125,370
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,243,520
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	3,915,834
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	319,335
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,462,614
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,428,612
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,092,070
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	715,858

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	$1,390,000	$1,464,365

					31,158,709

Total Long-term Municipal Bonds
(cost $658,951,040)					665,419,691

Short-term Municipal Variable Rate Demand Notes (1.62%)
Florida (0.25%)
City of Gainesville, Florida, Variable Rate, Utilities System Revenue Bonds, 2008 Series B (d)	1.570%	10/01/2038	Aa3	1,760,000	1,760,000

Maryland (0.73%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Variable Rate Bonds of 2017, Series E (d)	1.380%	11/01/2037	Aaa	5,000,000	5,000,000

North Carolina (0.64%)
City of Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008B (d)	1.600%	03/01/2035	Aaa	4,395,000	4,395,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $11,155,000)					11,155,000

				Shares	Value
Short-term Investments (0.74%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.84% (e)				5,096,236	$5,096,236

Total Short-term Investments
(cost $5,096,236)					5,096,236

TOTAL INVESTMENTS (99.09%)
(cost $675,202,276)					681,670,927
OTHER ASSETS, NET OF LIABILITIES (0.91%)					6,237,843

NET ASSETS (100.00%)					$687,908,770

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is as of August 31, 2018.

(e)	Rate shown is the 7-day yield as of August 31, 2018.

NR - Not Rated

See accompanying notes to schedules of investments.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2018, the Municipal Bond Fund did not have any commitments for when-issued securities.

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2018:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$5,056,545,888	$—	$—	$5,056,545,888
Short-term Investments	25,562,676	—	—	25,562,676
Balanced Fund
Common Stocks (a)	1,314,540,739	—	—	1,314,540,739
Corporate Bonds (a)	—	379,182,517	—	379,182,517
Foreign Government Bonds	—	1,908,448	—	1,908,448
Agency Commercial Mortgage-Backed Securities	—	91,125,021	—	91,125,021
Agency Notes & Bonds	—	3,551,144	—	3,551,144
U.S. Treasury Obligations	—	164,212,180	—	164,212,180
Short-term Investments	15,987,862	—	—	15,987,862
Interim Fund
U.S. Treasury Obligations	—	329,148,517	—	329,148,517
Short-term Investments	8,207,285	—	—	8,207,285
Municipal Bond Fund
Long-term Municipal Bonds	—	665,419,691	—	665,419,691
Short-term Municipal Variable Rate Demand Notes	—	11,155,000	—	11,155,000
Short-term Investments	5,096,236	—	—	5,096,236

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2017 or for the period ended August 31, 2018. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2018 as compared to November 30, 2017.

4.	Income Taxes

As of August 31, 2018, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,642,474,026	$3,494,505,503	$(54,870,965)	$3,439,634,538
Balanced Fund	1,109,534,945	891,049,549	(30,076,583)	860,972,966
Interim Fund	345,053,753	46,072	(7,744,023)	(7,697,951)
Municipal Bond Fund	675,202,276	10,707,969	(4,239,318)	6,468,651

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

36

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 25, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	October 25, 2018